Income Taxes - Schedule of Effective Income Tax Rate Reconciliations (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Benefit at federal statutory rate	21.00%	21.00%
State taxes	3.41%	2.70%
Credits	1.20%	2.61%
Share-based payment measurement	(0.57%)	(1.01%)
Other	(1.90%)	0.18%
Change in valuation allowance	(23.14%)	(25.49%)
Effective tax rate	0.00%	(0.01%)